Intangible Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, cost	$ 1,748	$ 1,166
Intangible assets, net	$ 876	452
Customer relationship intangibles [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated weighted average useful life in years	7 years
Intangible Assets, cost	$ 514	388
Intangible Assets, accumulated depreciation	$ (236)	(194)
Patents and Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated weighted average useful life in years	7 years
Intangible Assets, cost	$ 613	249
Intangible Assets, accumulated depreciation	$ (163)	(118)
Computer software and other licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated weighted average useful life in years	6 years
Intangible Assets, cost	$ 621	529
Intangible Assets, accumulated depreciation	$ (473)	$ (402)